OTHER LIABILITIES - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities [Line Items]
Other liabilities	£ 2,173	£ 1,852
Group entities
Other Liabilities [Line Items]
Other liabilities	£ 273	£ 67